PSF PGIM Total Return Bond Portfolio Annual Fund Operating Expenses - PSF PGIM Total Return Bond Portfolio	Dec. 31, 2025
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.43%
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.68%